Options (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Unrecognized compensation cost	$ 0	$ 0	$ 0
Stock options vested	276,394
Share-based compensation arrangement by share-based payment award, options, grants in period	0	0	1,687,000
Options exercised	$ 0	$ 0	$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%
Board Of Directors Chairman [Member]
Share-based compensation arrangement by share-based payment award, options, grants in period	0	0	200,000